UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Regional Bank Fund

Semiannual Report
4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)			Cumulative total returns (%)
		with maximum sales charge (POP)			with maximum sales charge (POP)

	Inception				Six
Class	date	1-year	5-year	10-year	months	1-year	5-year	10-year

A	1-3-92	–36.49	–7.83	–1.99	–30.26	–36.49	–33.47	–18.21

B	10-4-85	–36.39	–7.69	–2.04	–29.90	–36.39	–32.99	–18.59

C	3-1-99	–34.19	–7.53	–2.18	–27.46	–34.19	–32.40	–19.81

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.36%, Class B — 2.06% and Class C — 2.06%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Regional Bank Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Regional Bank Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	4-30-99	$8,141	$8,141	$7,779

C2	4-30-99	8,019	8,019	7,779

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 1500 Bank Index3 — is an unmanaged index of banking sector stocks in the S&P 1500 index.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Total return for index is not available for the 10-year period.

Semiannual report | Regional Bank Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008 with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$734.20	$6.88

Class B	1,000.00	731.30	9.87

Class C	1,000.00	731.40	9.87

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Regional Bank Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	1,000.00	$1,016.90	$8.00

Class B	1,000.00	1,013.40	11.48

Class C	1,000.00	1,013.40	11.48

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 2.30%, and 2.30% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Regional Bank Fund	9

Portfolio summary

Top 10 holdings[1]

JPMorgan Chase & Co.	5.2%	Bank of New York Mellon Corp.	3.7%

Cullen/Frost Bankers, Inc.	4.8%	Commerce Bancshares, Inc.	3.7%

PNC Financial Services Group, Inc.	4.2%	U.S. Bancorp.	3.5%

Bank of America Corp.	4.2%	Signature Bank	3.4%

M&T Bank Corp.	4.0%	Hancock Holding Co.	3.1%

Industry composition[2,3]

Regional banks	56%	Asset management & custody banks	8%

Diversified financial services	11%	Thrifts & mortgage finance	8%

U.S. government agency	10%	Diversified banks	7%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Investments concentrated in one industry may fluctuate more widely than investments diversified across industries.

10	Regional Bank Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value

Bonds 0.28%					$1,606,917

(Cost $3,720,119)

Regional Banks 0.28%					1,606,917

CBG Florida REIT Corp. (S)	7.114%	05-29-49	CC	$3,900	205,865

Webster Capital Trust IV (P)	7.650	06-15-37	BB–	3,275	1,401,052

Issuer	Shares	Value

Common stocks 85.71%		$495,314,393

(Cost $386,454,208)

Asset Management & Custody Banks 7.98%		46,130,868

Bank of New York Mellon Corp.	849,327	21,640,853

Northern Trust Corp.	176,543	9,596,878

State Street Corp.	436,365	14,893,137

Diversified Banks 7.06%		40,808,258

Comerica, Inc.	171,939	3,607,280

U.S. Bancorp.	1,103,330	20,102,673

Wells Fargo & Co.	854,488	17,098,305

Diversified Financial Services 9.47%		54,707,326

Bank of America Corp.	2,734,487	24,418,969

JPMorgan Chase & Co.	917,829	30,288,357

Regional Banks 53.33%		308,214,483

Bank of Marin Bancorp	30,551	783,281

BB&T Corp. (L)	519,785	12,132,459

Bryn Mawr Bank Corp.	383,866	7,535,839

City Holding Co.	85,307	2,516,529

CoBiz Financial, Inc. (L)	487,167	2,859,840

Commerce Bancshares, Inc.	637,458	21,100,820

Cullen/Frost Bankers, Inc.	584,233	27,512,898

F.N.B. Corp.	1,025,443	7,711,549

Hancock Holding Co.	465,709	17,637,498

IBERIANBANK Corp.	196,541	8,979,272

Independent Bank Corp.	661,840	13,210,905

Investors Bancorp, Inc. (I)	93,367	855,498

KeyCorp	1,068,543	6,571,718

M&T Bank Corp. (L)	437,634	22,955,424

MB Financial, Inc.	330,972	4,511,530

Pacific Continental Corp.	480,451	5,516,232

See notes to financial statements

Semiannual report | Regional Bank Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value
Regional Banks (continued)

Pinnacle Financial Partners, Inc. (I)		101,266	$1,807,085

PNC Financial Services Group, Inc.		615,345	24,430,348

Prosperity Bancshares, Inc.		545,477	15,148,702

S.Y. Bancorp, Inc.		59,049	1,489,922

SCBT Financial Corp.		222,296	5,129,015

Signature Bank (I)		715,935	19,467,061

Southcoast Financial Corp. (I)		138,192	767,121

SunTrust Banks, Inc.		397,906	5,746,181

SVB Financial Group (I)		656,039	13,619,972

Synovus Financial Corp.		675,649	2,182,440

TCF Financial Corp. (L)		1,004,302	13,970,244

Texas Capital Bancshares, Inc. (I)		575,934	8,063,482

TriCo Bancshares		377,688	6,043,456

Washington Trust Bancorp, Inc.		401,861	7,334,492

Westamerica Bancorp (L)		258,086	13,842,654

Zions Bancorp (L)		620,375	6,781,016

Thrifts & Mortgage Finance 7.87%			45,453,458

Beneficial Mutual Bancorp, Inc. (I)		14,904	149,934

Berkshire Hills Bancorp, Inc.		321,034	7,242,527

Dime Community Bancshares, Inc.		265,847	2,217,164

ESSA Bancorp, Inc.		161,539	2,203,392

Flushing Financial Corp.		260,490	2,399,113

Hudson City Bancorp, Inc.		546,190	6,860,146

Northwest Bancorp, Inc.		192,356	3,381,618

Parkvale Financial Corp.		33,000	350,130

People’s United Financial, Inc.		1,121,135	17,512,129

WSFS Financial Corp.		115,725	3,137,305

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 2.34%			$13,533,708
(Cost $11,604,218)

Diversified Banks 0.14%			807,433

Wells Fargo & Co., 8.000% (L)	A	43,645	807,433

Diversified Financial Services 1.90%			11,004,198

Bank of America Corp., 8.200%	BB–	375,327	5,659,888

Bank of America Corp., 8.625%	BB–	381,964	5,344,310

Regional Banks 0.30%			1,722,077

Fifth Third Capital Trust V, 7.25%	BBB–	41,634	537,078

Fifth Third Capital Trust VI, 7.25%	BBB–	46,372	598,199

Fifth Third Capital Trust VII, 8.875%	BBB–	12,004	181,860

Keycorp Capital VIII, 7.00%	BB+	18,355	230,172

Keycorp Capital X, 8.00%	BB+	12,646	174,768

See notes to financial statements

12	Regional Bank Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Convertible preferred stocks 1.67%			$9,653,850
(Cost $13,152,913)
Regional Banks 1.67%			9,653,850

Fifth Third Bancorp, 8.50%	BBB–	34,972	2,026,150

Huntington Bancshares, Inc., 8.50%	Ba2	10,505	5,371,830

South Financial Group, Inc., 10.00%	BB–	1,852	349,370

South Financial Group, Inc., 10.00%	BB–	5,384	1,161,500

Webster Financial Corp., 8.50%	BB–	2,333	745,000

		Interest
Issuer		rate	Shares	Value

Short-term investments 18.77%				$108,433,985
(Cost $108,433,985)

Cash Equivalents 8.51%				49,138,197

John Hancock Cash Investment Trust (T)(W)		0.7696% (Y)	49,138	49,138,197

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

U.S. Government Agency 10.26%				59,295,788

Federal Home Loan Bank,
Discount Note	Zero	05-01-09	$47,500	47,500,000

U.S. Treasury Bill	Zero	06-25-09	11,800	11,795,788

Total investments (Cost $523,365,443)† 108.77%				$628,542,853

Liabilities in excess of other assets (8.77%)				($50,676,784)

Total net assets 100.00%				$577,866,069

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2009.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2009.

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $523,515,153. Net unrealized appreciation aggregated $105,027,700, of which $173,647,950 related to appreciated investment securities and $68,620,250 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Regional Bank Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $474,227,246)
including $47,115,921 of securities loaned (Note 2)	$579,404,656
Investments in affiliated issuers, at value (Cost $49,138,197) (Note 2)	49,138,197

Total investments, at value (Cost $523,365,443)	628,542,853
Cash	98,898
Receivable for fund shares sold	244,984
Dividends and interest receivable	1,419,756
Receivable for security lending income	271,031
Other receivables and prepaid assets	220,196

Total assets	630,797,718

Liabilities

Payable for investments purchased	2,158,013
Payable for fund shares repurchased	463,297
Payable upon return of securities loaned (Note 2)	49,138,197
Payable to affiliates
Accounting and legal services fees	28,580
Transfer agent fees	163,054
Distribution and service fees	172,405
Trustees’ fees	184,099
Management fees	355,891
Other liabilities and accrued expenses	268,113

Total liabilities	52,931,649

Net assets

Capital paid-in	$488,185,637
Undistributed net investment income	714,541
Accumulated net realized gain (loss) on investments	(16,211,519)
Net unrealized appreciation on investments	105,177,410

Net assets	$577,866,069

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($520,974,544 ÷ 47,109,336 shares)	$11.06
Class B ($32,776,116 ÷ 3,023,254 shares)[1]	$10.84
Class C ($24,115,409 ÷ 2,222,064 shares)[1]	$10.85

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.64

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Regional Bank Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$11,477,368
Securities lending	623,791
Interest	301,926
Total investment income	12,403,085

Expenses

Investment management fees (Note 5)	2,432,841
Distribution and service fees (Note 5)	1,142,419
Transfer agent fees (Note 5)	1,123,601
State registration fees	7,471
Printing and postage fees	93,451
Professional fees	38,346
Custodian fees	42,467
Registration and filing fees	18,357
Accounting and legal services fees (Note 5)	44,980
Trustees’ fees	25,582
Proxy fees	176,015
Miscellaneous	3,164

Total expenses	5,148,694
Less expense reductions (Note 5)	(219)

Net expenses	5,148,475

Net investment income	7,254,610

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(16,024,551)
(16,024,551)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(231,747,919)
Options written	(1,322)
(231,749,241)
Net realized and unrealized loss	(247,773,792)

Decrease in net assets from operations	($240,519,182)

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

See notes to financial statements

Semiannual report | Regional Bank Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	4-30-09[1]	10-31-08
Increase (decrease) in net assets

From operations
Net investment income	$7,254,610	$22,634,179
Net realized gain (loss)	(16,024,551)	132,822,851
Change in net unrealized appreciation (depreciation)	(231,749,241)	(467,987,873)

Decrease in net assets resulting from operations	(240,519,182)	(312,530,843)

Distributions to shareholders
From net investment income
Class A	(7,162,846)	(21,499,004)
Class B	(342,370)	(1,256,758)
Class C	(236,329)	(529,681)
From net realized gain
Class A	(99,741,906)	(308,940,850)
Class B	(7,055,665)	(30,312,408)
Class C	(4,686,344)	(8,325,933)

Total distributions	(119,225,460)	(370,864,634)

From Fund share transactions (Note 6)	31,730,090	161,056,706

Total decrease	(328,014,552)	(522,338,771)

Net assets

Beginning of period	905,880,621	1,428,219,392

End of period	$577,866,069	$905,880,621

Undistributed net investment income	$714,541	$1,201,476

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

See notes to financial statements

16	Regional Bank Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05	10-31-04
Per share operating performance

Net asset value, beginning of period	$18.19	$34.06	$41.79	$41.76	$45.33	$42.80
Net investment income[2]	0.14	0.47	0.66	0.67	0.68	0.61
Net realized and unrealized gain (loss)
on investments	(4.78)	(7.04)	(2.28)	4.33	0.52	5.07
Total from investment operations	(4.64)	(6.57)	(1.62)	5.00	1.20	5.68
Less distributions
From net investment income	(0.16)	(0.52)	(0.68)	(0.70)	(0.69)	(0.58)
From net realized gain	(2.33)	(8.78)	(5.43)	(4.27)	(4.08)	(2.57)
	(2.49)	(9.30)	(6.11)	(4.97)	(4.77)	(3.15)
Net asset value, end of period	$11.06	$18.19	$34.06	$41.79	$41.76	$45.33
Total return (%)[3]	(26.58)[4,5]	(23.53)	(5.01)	12.96	2.61	14.13

Ratios and supplemental data

Net assets, end of period (in millions)	$521	$813	$1,268	$1,702	$1,717	$1,587
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.60[6]	1.35	1.27	1.29	1.33	1.34
Expenses net of all fee waivers	1.60[6]	1.35	1.27	1.29	1.33	1.34
Expenses net of all fee waivers
and credits	1.60[6]	1.35	1.27	1.29	1.33	1.34
Net investment income	2.43[6]	2.33	1.76	1.66	1.62	1.44
Portfolio turnover (%)	21	23	13	7	3	5

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Total return would have been lower had certain expenses not been reduced during the period shown.

6 Annualized.

See notes to financial statements

Semiannual report | Regional Bank Fund	17

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05	10-31-04
Per share operating performance

Net asset value, beginning of period	$17.89	$33.66	$41.37	$41.39	$44.96	$42.48
Net investment income[2]	0.10	0.34	0.38	0.38	0.35	0.30
Net realized and unrealized gain (loss)
on investments	(4.71)	(6.97)	(2.25)	4.28	0.55	5.04
Total from investment operations	(4.61)	(6.63)	(1.87)	4.66	0.90	5.34
Less distributions
From net investment income	(0.11)	(0.36)	(0.41)	(0.41)	(0.39)	(0.29)
From net realized gain	(2.33)	(8.78)	(5.43)	(4.27)	(4.08)	(2.57)
	(2.44)	(9.14)	(5.84)	(4.68)	(4.47)	(2.86)
Net asset value, end of period	$10.84	$17.89	$33.66	$41.37	$41.39	$44.96
Total return (%)[3]	(26.87)[4,5]	(24.09)[5]	(5.70)	12.16	1.90	13.32

Ratios and supplemental data

Net assets, end of period (in millions)	$33	$55	$125	$261	$385	$885
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.30[6]	2.07	1.98	1.99	2.03	2.04
Expenses net of all fee waivers	2.30[6]	2.06	1.98	1.99	2.03	2.04
Expenses net of all fee waivers
and credits	2.30[6]	2.06	1.98	1.99	2.03	2.04
Net investment income	1.73[6]	1.64	1.03	0.95	0.84	0.70
Portfolio turnover (%)	21	23	13	7	3	5

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Total return would have been lower had certain expenses not been reduced during the period shown.

6 Annualized.

CLASS C SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05	10-31-04
Per share operating performance

Net asset value, beginning of period	$17.90	$33.66	$41.37	$41.39	$44.96	$42.48
Net investment income[2]	0.10	0.31	0.38	0.39	0.37	0.30
Net realized and unrealized gain (loss)
on investments	(4.71)	(6.93)	(2.25)	4.27	0.53	5.04
Total from investment operations	(4.61)	(6.62)	(1.87)	4.66	0.90	5.34
Less distributions
From net investment income	(0.11)	(0.36)	(0.41)	(0.41)	(0.39)	(0.29)
From net realized gain	(2.33)	(8.78)	(5.43)	(4.27)	(4.08)	(2.57)
	(2.44)	(9.14)	(5.84)	(4.68)	(4.47)	(2.86)
Net asset value, end of period	$10.85	$17.90	$33.66	$41.37	$41.39	$44.96
Total return (%)[3]	(26.86)[4,5]	(24.06)	(5.70)	12.16	1.90	13.32

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$37	$35	$45	$43	$52
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.30[6]	2.06	1.98	1.99	2.03	2.04
Expenses net of all fee waivers	2.30[6]	2.06	1.98	1.99	2.03	2.04
Expenses net of all fee waivers
and credits	2.30[6]	2.06	1.98	1.99	2.03	2.04
Net investment income	1.73[6]	1.59	1.04	0.96	0.90	0.72
Portfolio turnover (%)	21	23	13	7	3	5

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Total return would have been lower had certain expenses not been reduced during the period shown.

6 Annualized.

See notes to financial statements

18	Regional Bank Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Regional Bank Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, is valued at its net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith

Semiannual report | Regional Bank Fund	19

under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$565,384,278	$—

Level 2 — Other Significant Observable Inputs	61,647,705	—

Level 3 — Significant Unobservable Inputs	1,510,870	—
Total	$628,542,853	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’
settlement prices, foreign currency exchange forward rates, option prices and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of October 31, 2008	—	$—

Accrued discounts/premiums	—	—

Realized gain (loss)	—	—

Change in unrealized appreciation (depreciation)	($5,058,130)	—

Net purchases (sales)	—	—

Transfers in and/or out of Level 3	6,569,000	—
Balance as of April 30, 2009	$1,510,870	$—

20	Regional Bank Fund | Semiannual report

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Broker commission rebates

The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund. Commission rebates are accounted for as a realized gain on securities and amounted to $3,938.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Securities lending

During the period ended April 30, 2009, the Fund engaged in securities lending to earn additional income. The Fund terminated this practice effective as of May 13, 2009 because it was not authorized by its investment policies. The amount of income earned during the period by lending securities is shown in the Statement of Operations. Such income did not have a material impact on the Fund’s total return for the period. Because the Fund will no longer engage in securities lending, it will no

Semiannual report | Regional Bank Fund	21

longer earn such income. The Fund retained beneficial ownership of the securities it loaned and received interest and dividends paid by the issuer of securities. On the settlement date of the loan, the Fund received and maintained cash collateral against the loaned securities. The market value of the loaned securities was determined at the close of business each day and any additional required cash collateral was delivered to the Fund on the next business day. Cash collateral received was invested in JHCIT. The Fund received compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral.

A proposal was made to shareholders at a special shareholders meeting on May 5, 2009, to amend the fundamental investment restriction relating to loans, which would have authorized the Fund to engage in securities lending. This proposal was not passed by the shareholders.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends quarterly. Capital gains distributions, if any, are distributed annually. During the year ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $42,727,413 and long-term capital gain $328,137,221. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk related contingent features of the agreements. As of April 30, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Risk and uncertainties
Sector risk — financial services

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value

22	Regional Bank Fund | Semiannual report

more volatile and investment values may rise and fall more rapidly.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.79% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $318,707 with regard to sales of Class A shares. Of this amount, $50,413 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $259,147 was paid as sales commissions to unrelated broker-dealers and $9,147 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed.

Semiannual report | Regional Bank Fund	23

Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $80,958 for Class B shares and $15,945 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B, and C, respectively, of each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account.

•In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $219 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2009 were as follows:

	Transfer	Distribution and
Share class	agent fees	service feess

Class A	$1,009,768	$830,747
Class B	67,471	184,524
Class C	46,362	127,148
Total	$1,123,601	$1,142,419

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

24    Regional Bank Fund | Semiannual report

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended April 30, 2009 and the year ended October 31, 2008 along with the corresponding dollar value.

	Period ended 4-30-09[1]		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,691,644	$32,902,089	9,008,152	$174,723,613
Distributions reinvested	7,206,209	87,104,050	13,772,039	301,170,998
Repurchased	(7,495,575)	(90,231,751)	(15,291,074)	(322,548,477)

Net increase	2,402,278	$29,774,388	7,489,117	$153,346,134

Class B shares

Sold	246,003	$2,980,653	698,569	$13,770,579
Distributions reinvested	518,756	6,164,778	1,340,421	28,957,895
Repurchased	(836,458)	(9,133,199)	(2,676,625)	(55,273,884)

Net increase (decrease)	(71,699)	$12,232	(637,635)	($12,545,410)

Class C shares

Sold	286,573	$3,326,028	1,440,863	$28,565,130
Distributions reinvested	331,896	3,946,549	388,877	8,383,493
Repurchased	(477,316)	(5,329,107)	(780,752)	(16,692,641)

Net increase	141,153	$1,943,470	1,048,988	$20,255,982

Net increase	2,471,732	$31,730,090	7,900,470	$161,056,706

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $124,161,229 and $178,299,103, respectively.

Semiannual report | Regional Bank Fund	25

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Regional
Bank Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Regional Bank Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/ Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

26	Regional Bank Fund | Semiannual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark indices. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for all periods under review was lower than the performance of the Peer Group and Category medians and one of its benchmark indices, the Standard & Poor’s 500 Index. The Board viewed favorably that the Fund’s performance for the 1-, 3- and 5-year periods was higher than the performance of its other benchmark index, the S&P 1500 Bank Index. The Adviser presented information regarding the Fund’s year-to-date performance, which showed that the Fund’s performance was in line with its benchmark indices. The Adviser discussed with the Board recent changes made in managing the Fund’s portfolio and plans designed to improve performance.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and lower than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio and Net Expense Ratio were lower than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and plans for improving performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the

Semiannual report | Regional Bank Fund	27

Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

28	Regional Bank Fund | Semiannual report

Board Consideration of Amendments to
Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

Semiannual report | Regional Bank Fund	29

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Regional Bank Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust II.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	46,273,460.8221	49.718%	93.645%
Withhold	3,140,057.9389	3.374%	6.355%
TOTAL	49,413,518.7610	53.092%	100.000%

John G. Vrysen
Affirmative	46,214,815.5680	49.655%	93.527%
Withhold	3,198,703.1930	3.437%	6.473%
TOTAL	49,413,518.7610	53.092%	100.000%

James F. Carlin
Affirmative	46,192,768.9196	49.631%	93.482%
Withhold	3,220,749.8414	3.461%	6.518%
TOTAL	49,413,518.7610	53.092%	100.000%

William H. Cunningham
Affirmative	46,186,894.4972	49.625%	93.470%
Withhold	3,226,624.2638	3.467%	6.530%
TOTAL	49,413,518.7610	53.092%	100.000%

Deborah Jackson
Affirmative	46,276,909.9516	49.722%	93.652%
Withhold	3,136,608.8094	3.370%	6.348%
TOTAL	49,413,518.7610	53.092%	100.000%

Charles L. Ladner
Affirmative	46,230,717.9750	49.672%	93.559%
Withhold	3,182,800.7860	3.420%	6.441%
TOTAL	49,413,518.7610	53.092%	100.000%

Stanley Martin
Affirmative	46,176,890.2932	49.614%	93.450%
Withhold	3,236,628.4678	3.478%	6.550%
TOTAL	49,413,518.7610	53.092%	100.000%

Patti McGill Peterson
Affirmative	46,152,230.2207	49.588%	93.400%
Withhold	3,261,288.5403	3.504%	6.600%
TOTAL	49,413,518.7610	53.092%	100.000%

30	Regional Bank Fund | Semiannual report

John A. Moore
Affirmative	46,213,936.7495	49.654%	93.525%
Withhold	3,199,582.0115	3.438%	6.475%
TOTAL	49,413,518.7610	53.092%	100.000%

Steven R. Pruchansky
Affirmative	46,179,768.5417	49.618%	93.456%
Withhold	3,233,750.2193	3.474%	6.544%
TOTAL	49,413,518.7610	53.092%	100.000%

Gregory A. Russo
Affirmative	46,176,483.1736	49.614%	93.449%
Withhold	3,237,035.5874	3.478%	6.551%
TOTAL	49,413,518.7610	53.092%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Regional Bank Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust II and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	22,587,454.5871	41.089%	68.267%
Against	1,494,826.6782	2.719%	4.518%
Abstain	1,278,978.4067	2.327%	3.866%
Broker Non-Votes	7,725,259.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

PROPOSALS 3A-3D AND 3F PASSED ON MAY 5 2009. PROPOSAL 3E, 3J and 3O DID NOT PASS ON MAY 5, 2009.

3A. Revise: Concentration

Affirmative	22,196,177.8714	40.377%	67.086%
Against	1,708,684.1686	3.108%	5.164%
Abstain	1,456,489.6320	2.650%	4.402%
Broker Non-Votes	7,725,167.0000	14.053%	23.348%
TOTAL	33,086,518.6720	60.188%	100.000%

Semiannual report | Regional Bank Fund	31

3B. Revise: Diversification

Affirmative	22,444,563.7005	40.829%	67.836%
Against	1,528,430.4164	2.780%	4.620%
Abstain	1,385,723.5551	2.521%	4.188%
Broker Non-Votes	7,727,801.0000	14.058%	23.356%
TOTAL	33,086,518.6720	60.188%	100.000%

3C. Revise: Underwriting

Affirmative	22,227,584.0933	40.434%	67.180%
Against	1,603,378.2662	2.917%	4.846%
Abstain	1,530,291.3125	2.784%	4.625%
Broker Non-Votes	7,725,265.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

3D. Revise: Real Estate

Affirmative	22,185,797.6452	40.359%	67.054%
Against	1,754,383.5458	3.191%	5.302%
Abstain	1,421,071.4810	2.585%	4.295%
Broker Non-Votes	7,725,266.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

3E. Revise: Loans

Affirmative	22,002,951.3926	40.026%	66.501%
Against	1,893,265.4396	3.444%	5.722%
Abstain	1,465,036.8398	2.665%	4.428%
Broker Non-Votes	7,725,265.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

3F. Revise: Senior Securities

Affirmative	22,288,163.3067	40.545%	67.363%
Against	1,563,108.5310	2.843%	4.724%
Abstain	1,509,981.8343	2.747%	4.564%
Broker Non-Votes	7,725,265.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

3J. Eliminate: Margin Investment; Short Selling

Affirmative	22,092,581.7030	40.189%	66.772%
Against	1,847,275.8178	3.360%	5.583%
Abstain	1,421,395.1512	2.586%	4.296%
Broker Non-Votes	7,725,266.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

3O. Eliminate: Warrants

Affirmative	22,059,398.2124	40.129%	66.671%
Against	1,703,128.7059	3.098%	5.148%
Abstain	1,598,726.7537	2.908%	4.832%
Broker Non-Votes	7,725,265.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

32	Regional Bank Fund | Semiannual report

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 DID NOT PASS FOR ALL CLASSES OF SHARES ON MAY 5, 2009.

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	19,895,402.4661	40.354%	66.813%
Against	1,766,543.0067	3.583%	5.932%
Abstain	1,356,545.1252	2.752%	4.556%
Broker Non-Votes	6,759,229.0000	13.710%	22.699%
TOTAL	29,777,719.5980	60.399%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,286,807.5906	38.404%	62.353%
Against	78,626.7300	2.347%	3.810%
Abstain	107,066.9934	3.195%	5.188%
Broker Non-Votes	591,254.0000	17.645%	28.649%
TOTAL	2,063,755.3140	61.591%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	738,855.8519	31.851%	59.344%
Against	103,603.6381	4.466%	8.321%
Abstain	27,798.2700	1.198%	2.233%
Broker Non-Votes	374,786.0000	16.156%	30.102%
TOTAL	1,245,043.7600	53.671%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II, International Classic Value, and Small Cap Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	21,682,280.4327	39.442%	65.531%
Against	2,135,615.5073	3.885%	6.455%
Abstain	1,543,359.7320	2.808%	4.665%
Broker Non-Votes	7,725,263.0000	14.053%	23.349%
TOTAL	33,086,518.6720	60.188%	100.000%

Semiannual report | Regional Bank Fund	33

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust II

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	31,587,155.8019	33.939%	63.924%
Against	2,676,127.7053	2.875%	5.416%
Abstain	2,165,457.2538	2.327%	4.382%
Broker Non-Votes	12,984,778.0000	13.951%	26.278%
TOTAL	49,413,518.7610	53.092%	100.000%

34	Regional Bank Fund | Semiannual report

More information

Trustees
Patti McGill Peterson, Chairperson	Investment adviser
James R. Boyle†	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham*	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore	Principal distributor
Steven R. Pruchansky	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
*Member of the Audit Committee	State Street Bank and Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Semiannual report | Regional Bank Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Regional Bank Fund.	010SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

John Hancock

MUTUAL FUNDS

John Hancock

Small Cap Equity Fund

Semiannual Report

4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	1-3-94	–28.69	–3.91	1.56	—	6.04	–28.69	–18.09	16.70	—

B	1-3-94	–29.29	–4.01	1.51	—	6.17	–29.29	–18.50	16.15	—

C	5-1-98	–26.25	–3.61	1.36	—	10.16	–26.25	–16.77	14.47	—

I1	8-15-01	–24.36	–2.32	—	–4.03	12.08	–24.36	–11.09	—	–27.14

R1[1]	8-5-03	–24.91	–3.12	—	0.46	11.58	–24.91	–14.65	—	2.66

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.49%, Class B — 2.19%, Class C — 2.19%, Class I — 0.84% and Class R1 — 1.62%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class R1 share prospectuses.

6	Small Cap Equity Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	4-30-99	$11,615	$11,615	$8,993

C2	4-30-99	11,447	11,447	8,993

I3	8-15-01	7,286	7,286	9,810

R1[3]	8-5-03	10,266	10,266	11,120

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of April 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Growth Index is an unmanaged index that measures performance of those companies within the Russell 2000 index with high price-to-book ratios and higher forecasted values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class R1 share prospectuses.

Semiannual report | Small Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008 with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,116.10	$9.76

Class B	1,000.00	1,111.70	13.40

Class C	1,000.00	1,111.60	13.40

Class I	1,000.00	1,120.80	5.52

Class R1	1,000.00	1,115.80	9.65

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,015.60	$11.58

Class B	1,000.00	1,012.10	12.77

Class C	1,000.00	1,012.10	12.77

Class I	1,000.00	1,019.60	5.26

Class R1	1,000.00	1,015.70	9.20

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.86%, 2.56%, 2.56%, 1.05% and 1.84% for Class A, Class B, Class C, Class I and Class R1 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Small Cap Equity Fund	9

Portfolio summary

Top 10 holdings[1]

VistaPrint Ltd.	3.0%	Greenhill & Co., Inc.	2.3%

Imax Corp.	3.0%	Penn National Gaming, Inc.	2.2%

InterOil Corp.	2.6%	Bally Technologies, Inc.	2.1%

Constant Contact, Inc.	2.6%	NuVasive, Inc.	2.0%

Concur Technologies, Inc.	2.6%	iRobot Corp.	1.9%

Sector composition[2,3]

Information technology	25%	Financials	10%

Health care	24%	Energy	6%

Consumer discretionary	15%	Materials	5%

Industrials	12%	Short-term investments & other	3%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Small Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 1.57%					$4,972,660

(Cost $3,850,000)

Integrated Oil & Gas 1.57%					4,972,660

Interoil Corp.,
Sub Conv Deb (B)(G)	8.00%	05-09-13	B	$3,850	4,972,660

Issuer				Shares	Value

Common stocks 96.26%					$305,386,310

(Cost $313,737,274)

Aerospace & Defense 1.06%					3,347,298

Aerovironment, Inc. (I)				141,475	3,347,298

Air Freight & Logistics 1.22%					3,882,377

Hub Group, Inc. (Class A)(I)				168,799	3,882,377

Airlines 3.15%					9,998,028

Allegiant Travel Co. (I)				110,135	5,731,425

Copa Holdings SA (Class A)				139,204	4,266,603

Apparel Retail 0.83%					2,630,018

DSW Inc. (Class A)(I)				241,952	2,630,018

Apparel, Accessories & Luxury Goods 0.74%					2,348,586

Under Armour, Inc., (Class A)(I)				99,770	2,348,586

Application Software 5.11%					16,199,027

Concur Technologies, Inc. (I)				304,645	8,246,740

Monotype Imaging Holdings, Inc. (I)				509,468	1,890,126

Tyler Technologies, Inc. (I)				93,201	1,537,817

Ultimate Software Group, Inc. (I)				241,556	4,524,344

Asset Management & Custody Banks 1.26%					4,003,875

Eaton Vance Corp.				146,287	4,003,875

Automotive Retail 1.17%					3,715,232

Carmax, Inc. (I)				112,087	1,430,230

O’Reilly Automotive, Inc. (I)				58,816	2,285,002

Biotechnology 4.41%					13,976,920

Alexion Pharmaceuticals, Inc. (I)				64,569	2,157,895

BioMarin Pharmaceutical, Inc. (I)				248,056	3,190,000

Isis Pharmaceuticals, Inc. (I)				150,633	2,361,926

Onyx Pharmaceuticals, Inc. (I)				84,952	2,200,257

OSI Pharmaceuticals, Inc. (I)				71,900	2,413,683

United Therapeutics Corp. (I)				26,320	1,653,159

See notes to financial statements

Semiannual report | Small Cap Equity Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Casinos & Gaming 4.73%		$15,001,702

Bally Technologies, Inc. (I)	253,069	6,625,346

Penn National Gaming, Inc. (I)	200,484	6,820,466

WMS Industries, Inc. (I)	48,455	1,555,890

Coal & Consumable Fuels 0.71%		2,249,585

Walter Energy, Inc.	98,666	2,249,585

Communications Equipment 1.84%		5,847,778

Comtech Telecommunications Corp. (I)	174,717	5,847,778

Construction & Farm Machinery & Heavy Trucks 1.41%		4,487,098

Force Protection, Inc. (I)	588,858	4,487,098

Construction Materials 0.68%		2,143,602

Eagle Materials, Inc.	77,108	2,143,602

Data Processing & Outsourced Services 1.84%		5,822,697

Euronet Worldwide, Inc. (I)	359,870	5,822,697

Diversified Chemicals 0.77%		2,451,755

LSB Industries, Inc. (I)	204,654	2,451,755

Education Services 0.79%		2,499,624

American Public Education, Inc. (I)	69,434	2,499,624

Electronic Equipment & Instruments 0.40%		1,263,291

I.D. Systems, Inc. (I)	321,448	1,263,291

Fertilizers & Agricultural Chemicals 0.93%		2,949,887

Intrepid Potash, Inc. (I)	119,477	2,949,887

Gold 0.54%		1,702,246

IAMGOLD Corp.	213,047	1,702,246

Health Care Equipment 11.22%		35,603,064

Conceptus, Inc. (I)	208,163	2,819,759

Electro-Optical Sciences, Inc. (I)	471,345	3,337,767

Hansen Medical, Inc. (I)	444,972	2,389,988

Micrus Endovascular Corp. (I)	400,487	2,772,000

NuVasive, Inc. (I)	166,389	6,309,592

Quidel Corp. (I)	158,696	1,848,281

ResMed, Inc. (I)	129,373	4,977,891

SenoRx, Inc. (I)	482,581	1,761,753

Somanetics Corp. (I)	172,511	2,797,878

SonoSite, Inc. (I)	118,677	2,142,556

Thoratec Corp. (I)	152,889	4,445,599

Health Care Facilities 1.31%		4,154,967

Psychiatric Solutions, Inc. (I)	214,284	4,154,967

Health Care Supplies 1.74%		5,530,673

Align Technology, Inc. (I)	254,172	3,154,275

RTI Biologics, Inc. (I)	671,299	2,376,398

Health Care Technology 1.75%		5,561,297

Allscripts-Misys Healthcare Solutions, Inc.	203,483	2,527,259

Athenahealth, Inc. (I)	95,410	3,034,038

Home Entertainment Software 0.86%		2,729,831

Changyou.com, Ltd., ADR (I)	88,775	2,729,831

See notes to financial statements

12	Small Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Household Appliances 1.88%		$5,964,916

iRobot Corp. (I)	520,045	5,964,916

Industrial Machinery 0.63%		1,987,971

Flow International Corp. (I)	1,092,292	1,987,971

Integrated Oil & Gas 2.64%		8,374,799

InterOil Corp. (I)	259,362	8,374,799

Internet Software & Services 7.94%		25,190,492

Constant Contact, Inc. (I)	527,030	8,395,588

Netease.com, Inc., ADR (I)	43,592	1,315,607

Omniture, Inc. (I)	210,536	2,593,804

The Knot, Inc. (I)	111,678	1,012,919

VistaPrint Ltd. (I)	276,018	9,481,218

Vocus, Inc. (I)	140,668	2,391,356

Investment Banking & Brokerage 2.81%		8,909,090

Evercore Partners, Inc.	93,958	1,773,927

Greenhill & Co., Inc.	92,031	7,135,163

Life Sciences Tools & Services 2.32%		7,370,074

AMAG Pharmaceuticals, Inc. (I)	110,200	4,942,470

Exelixis, Inc. (I)	362,657	1,787,899

Sequenom, Inc. (I)	176,714	639,705

Movies & Entertainment 2.80%		8,884,184

Imax Corp. (I)	1,371,016	8,884,184

Oil & Gas Exploration & Production 1.28%		4,068,057

Comstock Resources, Inc. (I)	72,247	2,489,631

Rex Energy Corp. (I)	414,285	1,578,426

Packaged Foods & Meats 1.03%		3,253,350

Smart Balance, Inc. (I)	462,781	3,253,350

Pharmaceuticals 2.03%		6,433,666

BioForm Medical, Inc. (I)	712,764	798,296

Inspire Pharmaceuticals, Inc. (I)	773,995	3,475,237

Matrixx Initiatives, Inc. (I)	126,176	2,160,133

Property & Casualty Insurance 1.34%		4,234,398

Markel Corp. (I)	14,754	4,234,398

Railroads 1.34%		4,248,510

Genesee & Wyoming, Inc. (Class A)(I)	141,617	4,248,510

Regional Banks 3.04%		9,655,981

Glacier Bancorp, Inc.	143,376	2,196,520

IBERIANBANK Corp.	83,746	3,825,517

Signature Bank (I)	133,650	3,633,944

Research & Consulting Services 1.56%		4,957,365

FTI Consulting, Inc. (I)	90,331	4,957,365

Restaurants 1.51%		4,804,298

Red Robin Gourmet Burgers, Inc. (I)	70,450	1,729,547

Texas Roadhouse, Inc., (Class A)(I)	270,189	3,074,751

Security & Alarm Services 0.80%		2,545,096

Corrections Corp. of America (I)	180,120	2,545,096

See notes to financial statements

Semiannual report | Small Cap Equity Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer				Shares	Value

Semiconductor Equipment 0.99%					$3,144,602

Varian Semiconductor Equipment Associates, Inc. (I)				122,884	3,144,602

Semiconductors 4.64%					14,714,853

Atheros Communications, Inc. (I)				220,305	3,793,652

Cavium Networks, Inc. (I)				202,936	2,552,935

Netlogic Microsystems, Inc. (I)				174,714	5,693,929

Silicon Laboratories, Inc. (I)				80,407	2,674,337

Specialty Chemicals 0.49%					1,544,413

Rockwood Holdings, Inc. (I)				125,562	1,544,413

Specialty Stores 0.52%					1,662,642

Hibbett Sports, Inc. (I)				79,743	1,662,642

Steel 1.68%					5,337,927

Commercial Metals Co.				215,979	3,213,767

Labrador Iron Ore Royalty Income Fund				93,880	2,124,160

Systems Software 1.44%					4,583,180

NetSuite, Inc. (I)				327,604	4,583,180

Trading Companies & Distributors 1.08%					3,415,988

Beacon Roofing Supply, Inc. (I)				214,842	3,415,988

Investment companies 1.49%					$4,715,414

(Cost $4,608,493)

Investment Companies 1.49%					4,715,414

iShares Russell 2000 Growth Index Fund				89,324	4,715,414

Warrants 0.02%					$51,635

(Cost $0)

Health Care Equipment 0.02%					51,635

Electro-Optical Sciences, Inc. (Expiration date
10/31/2011; strike price $6.70) (B)(I)				26,639	51,635

Internet Software & Services 0.00%					0

Access Integrated Technologies, Inc. (Expiration
date 7/19/2010; strike price $11.00) (I)				76,000	0

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 2.58%					$8,200,000

(Cost $8,200,000)

U.S. Government Agency 2.58%					8,200,000

Federal Home Loan Bank,
Discount Notes	Zero	05-01-09	AAA	$8,200	8,200,000

Total investments (Cost $330,395,767)† 101.92%					$323,326,019

Liabilities in excess of other assets (1.92%)					($6,091,720)

Total net assets 100.00%					$317,234,299

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements

14	Small Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipts

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s rating are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income producing security.

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $333,091,382. Net unrealized depreciation aggregated $9,765,363, of which $49,439,780 related to appreciated investment securities and $59,205,143 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Small Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $330,395,767)	$323,326,019
Cash	50,867
Receivable for investments sold	10,548,544
Receivable for fund shares sold	616,953
Dividends and interest receivable	169,830
Receivable from affiliates	13,814
Other receivables and prepaid assets	191,540

Total assets	334,917,567

Liabilities

Payable for investments purchased	16,661,678
Payable for fund shares repurchased	335,167
Payable for options written, at value (Premiums received $72,524) (Note 3)	49,675
Payable to affiliates
Accounting and legal services fees	13,122
Distribution and service fees	100,985
Trustees’ fees	211,409
Management fees	160,754
Other liabilities and accrued expenses	150,478

Total liabilities	17,683,268

Net assets

Capital paid-in	$757,842,534
Accumulated net investment loss	(2,246,464)
Accumulated net realized loss on investments, options written and foreign
currency transactions	(431,314,872)
Net unrealized depreciation on investments and options written	(7,046,899)

Net assets	$317,234,299

Net asset value per share

Class A ($252,088,319 ÷ 17,960,912 shares)	$14.04
Class B ($40,110,605 ÷ 3,124,137 shares)[1]	$12.84
Class C ($16,983,217 ÷ 1,321,592 shares)[1]	$12.85
Class I ($6,062,026 ÷ 411,101 shares)	$14.75
Class R1 ($1,990,132 ÷ 143,470 shares)	$13.87

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.78

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Small Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$404,499
Interest	150,759
Securities lending	16,176
Less foreign taxes withheld	(7,122)

Total investment income	564,312

Expenses

Investment management fees (Note 6)	971,905
Distribution and service fees (Note 6)	601,711
Transfer agent fees (Note 6)	857,003
State registration fees	6,824
Printing and postage fees	55,097
Professional fees	37,914
Registration and filing fees	14,834
Accounting and legal services fees (Note 6)	32,471
Trustees’ fees	46,229
Proxy fees	89,390
Miscellaneous	44,575

Total expenses	2,757,953
Less expense reductions (Note 6)	(195)

Net expenses	2,757,758

Net investment loss	(2,193,446)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(65,273,841)
Options written	63,404
Foreign currency transactions	(7,043)
(65,217,480)

Change in net unrealized appreciation (depreciation) of
Investments	98,202,071
Options written	22,849
98,224,920

Net realized and unrealized gain	33,007,440

Increase in net assets from operations	$30,813,994

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

Semiannual report | Small Cap Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	4-30-09[1]	10-31-08

Increase (decrease) in net assets

From operations
Net investment loss	($2,193,446)	($5,982,204)
Net realized loss	(65,217,480)	(135,133,891)
Change in net unrealized appreciation (depreciation)	98,224,920	(192,279,691)

Increase (decrease) in net assets resulting from operations	30,813,994	(333,395,786)

From Fund share transactions (Note 7)	(21,769,185)	(124,005,031)

Total increase (decrease)	9,044,809	(457,400,817)

Net assets

Beginning of period	308,189,490	765,590,307

End of period	$317,234,299	$308,189,490

Accumulated net investment loss	($2,246,464)	($53,018)

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

See notes to financial statements

18	Small Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05	10-31-04
Per share operating performance

Net asset value, beginning of period	$12.58	$24.60	$22.00	$20.00	$17.38	$15.61
Net investment loss[2]	(0.09)	(0.18)[3]	(0.26)	(0.21)	(0.20)	(0.13)
Net realized and unrealized gain (loss)
on investments	1.55	(11.84)	2.86	2.21	2.82	1.90
Total from investment operations	1.46	(12.02)	2.60	2.00	2.62	1.77
Net asset value, end of period	$14.04	$12.58	$24.60	$22.00	$20.00	$17.38
Total return (%)[4]	11.61[5,6]	(48.86)[5]	11.82	10.00[5]	15.07[5]	11.34[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$252	$240	$539	$620	$214	$213
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.86[7]	1.49	1.40	1.42	1.47	1.51
Expenses net of all fee waivers	1.86[7]	1.49	1.40	1.40	1.42	1.48
Expenses net of all fee waivers
and credits	1.86[7]	1.49	1.40	1.40	1.42	1.48
Net investment loss	(1.46)[7]	(0.95)[3]	(1.14)	(1.00)	(1.05)	(0.79)
Portfolio turnover (%)	45	58	35	30	38	54

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.07 and 0.35%, respectively.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Small Cap Equity Fund	19

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05	10-31-04
Per share operating performance

Net asset value, beginning of period	$11.55	$22.77	$20.50	$18.77	$16.43	$14.85
Net investment loss[2]	(0.12)	(0.31)[3]	(0.40)	(0.34)	(0.31)	(0.24)
Net realized and unrealized gain (loss)
on investments	1.41	(10.91)	2.67	2.07	2.65	1.82
Total from investment operations	1.29	(11.22)	2.27	1.73	2.34	1.58
Net asset value, end of period	$12.84	$11.55	$22.77	$20.50	$18.77	$16.43
Total return (%)[4]	11.17[5,6]	(49.28)[5]	11.07	9.22[5]	14.24[5]	10.64[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$40	$46	$146	$189	$140	$168
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.56[7]	2.19	2.10	2.12	2.17	2.21
Expenses net of all fee waivers	2.56[7]	2.19	2.10	2.10	2.12	2.18
Expenses net of all fee waivers
and credits	2.56[7]	2.19	2.10	2.10	2.12	2.18
Net investment loss	(2.17)[7]	(1.70)[3]	(1.84)	(1.71)	(1.75)	(1.48)
Portfolio turnover (%)	45	58	35	30	38	54

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.06 and 0.35%, respectively.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

CLASS C SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05	10-31-04

Per share operating performance
Net asset value, beginning of period	$11.56	$22.77	$20.50	$18.77	$16.43	$14.86
Net investment loss[2]	(0.12)	(0.30)[3]	(0.40)	(0.35)	(0.31)	(0.24)
Net realized and unrealized gain (loss)
on investments	1.41	(10.91)	2.67	2.08	2.65	1.81
Total from investment operations	1.29	(11.21)	2.27	1.73	2.34	1.57
Net asset value, end of period	$12.85	$11.56	$22.77	$20.50	$18.77	$16.43
Total return (%)[4]	11.16[5,6]	(49.23)[5]	11.07	9.22[5]	14.24[5]	10.57[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$17	$43	$54	$48	$59
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.56[7]	2.19	2.10	2.12	2.17	2.20
Expenses net of all fee waivers	2.56[7]	2.19	2.10	2.10	2.12	2.17
Expenses net of all fee waivers
and credits	2.56[7]	2.19	2.10	2.10	2.12	2.17
Net investment loss	(2.16)[7]	(1.67)[3]	(1.84)	(1.71)	(1.75)	(1.47)
Portfolio turnover (%)	45	58	35	30	38	54

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.06 and 0.35%, respectively.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

20	Small Cap Equity Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05	10-31-04
Per share operating performance

Net asset value, beginning of period	$13.16	$25.57	$22.73	$20.56	$17.77	$15.86
Net investment loss[2]	(0.04)	(0.12)[3]	(0.14)	(0.10)	(0.10)	(0.03)
Net realized and unrealized gain (loss)
on investments	1.63	(12.29)	2.98	2.27	2.89	1.94
Total from investment operations	1.59	(12.41)	2.84	2.17	2.79	1.91
Net asset value, end of period	$14.75	$13.16	$25.57	$22.73	$20.56	$17.77
Total return (%)[4]	12.08[5,6]	(48.53)[5]	12.49	10.55	15.70	12.04

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$3	$34	$23	$25	$21
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.05[7]	0.84	0.83	0.85	0.87	0.86
Expenses net of all fee waivers	1.05[7]	0.84	0.83	0.85	0.87	0.86
Expenses net of all fee waivers and credits	1.05[7]	0.84	0.83	0.85	0.87	0.86
Net investment loss	(0.62)[7]	(0.57)[3]	(0.59)	(0.45)	(0.50)	(0.19)
Portfolio turnover (%)	45	58	35	30	38	54

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.07 and 0.35%, respectively.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

CLASS R1 SHARES Period ended	4-30-09[1]	10-31-08	10-31-07[2]	10-31-06	10-31-05	10-31-04
Per share operating performance

Net asset value, beginning of period	$12.43	$24.34	$21.84	$19.96	$17.35	$15.60
Net investment loss[3]	(0.08)	(0.19)[4]	(0.35)	(0.30)	(0.20)	(0.16)
Net realized and unrealized gain (loss)
on investments	1.52	(11.72)	2.85	2.18	2.81	1.91
Total from investment operations	1.44	(11.91)	2.50	1.88	2.61	1.75
Net asset value, end of period	$13.87	$12.43	$24.34	$21.84	$19.96	$17.35
Total return (%)[5]	11.58[6,7]	(48.93)[6]	11.45	9.42	15.04	11.22

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$3	$2	$2	—[8]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.84[9]	1.62	1.82	1.81	1.44	1.62
Expenses net of all fee waivers	1.84[9]	1.62	1.82	1.81	1.44	1.62
Expenses net of all fee waivers
and credits	1.84[9]	1.62	1.82	1.81	1.44	1.62
Net investment loss	(1.43)[9]	(1.03)[4]	(1.56)	(1.43)	(1.07)	(0.96)
Portfolio turnover (%)	45	58	35	30	38	54

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Effective 11-6-06 the Board of Trustees elected to change the name of Class R to Class R1.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.07 and 0.35%, respectively.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to financial statements

Semiannual report | Small Cap Equity Fund	21

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Small Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

22	Small Cap Equity Fund | Semiannual report

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$310,101,724	($49,675)
Level 2 — Other Significant Observable Inputs	8,251,635	—
Level 3 — Significant Unobservable Inputs	4,972,660	—
Total	$323,326,019	($49,675)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of October 31, 2008	$2,228,380	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	2,744,280	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of April 30, 2009	$4,972,660	—

Semiannual report | Small Cap Equity Fund	23

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in John Hancock Cash Investment Trust. Effective June 1, 2009, JHCIT merged into the John Hancock Collateral Investment Trust (the Collateral Trust), an affiliated registered investment company. For any shares held by the Fund in JHCIT (at the time of the merger), the Fund received shares in the Collateral Trust equivalent to the market value of the Fund’s investment in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among

24	Small Cap Equity Fund | Semiannual report

other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $363,401,777 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforwards expire as follows: October 31, 2009 — $23,996,440, October 31, 2010 — $139,953,021, October 31, 2011 —$65,557,630, October 31, 2014 — $1,384,074 and October 31, 2016 — $132,510,612. Availability of a certain amount of the loss carryforward, which were acquired in merger transactions may be limited in a given year. The John Hancock Focused Small Cap Growth Fund was acquired on September 26, 2003, by the John Hancock Small Cap Growth Fund. The John Hancock Small Cap Growth Fund was acquired on April 7, 2006 by the John Hancock Small Cap Equity Fund.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. There were no distributions during the year ended October 31, 2008. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Semiannual report | Small Cap Equity Fund	25

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit riskrelated contingent features of the agreements. As of April 30, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Financial Instruments

Options

The Fund may purchase and sell put and call options on securities in accordance with the Fund’s investment restrictions.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges shall be valued at their most recent sale price, or if no such sales are reported, at the calculated mean of the most recent bid and asked quotations, or if it is not possible to calculate a mean price, at the most recent bid quotation on the value date, in the case of purchased options, or at the most recent asked quotation on the value date, in the case of written options.

Option contracts traded in the OTC market shall be valued on the value date at prices supplied by an approved pricing service for such securities, if available, and otherwise shall be valued at the marked-to-market price (or the evaluated price if a marked-to-market price is not available) provided by the broker-dealer with which the option was traded (which may also be the counterparty), or using a Bloomberg pricing model which will take into account the terms of the option contracts.

Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the period ended April 30, 2009 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (PAID)

Outstanding, beginning of period	—	—
Options written	3,974	$174,853
Option closed	(1,987)	(102,329)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	1,987	$72,524

		EXPIRATION	NUMBER
NAME OF ISSUER	EXERCISE PRICE	DATE	OF CONTRACTS	PREMIUM	VALUE

CALLS
IAMGOLD Corp.	10	Jun 2009	1,987	72,524	($49,675)

26	Small Cap Equity Fund | Semiannual report

Note 4
Risk and uncertainties

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them.

Industry risk — health sciences

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector or industry of the economy which may cause the Fund to underperform other sectors. Specifically, health science companies are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the industry. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall rapidly.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Sector risk — technology

The Fund may focus its investments in a particular industry, sector of the economy or invest in a limited number of companies. The focus is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, technology companies can be hurt by economic declines, regulatory, market and other factors. Accordingly, this may make the Fund’s value more volatile and investment values may rise and fall more rapidly than a fund that is less focused.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the

Semiannual report | Small Cap Equity Fund	27

sum of: (a) 0.70% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.685% of the Fund’s average daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.70% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1 shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1 shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of less than 0.01% of the Fund’s average daily net assets.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $45,031 with regard to sales of Class A shares. Of this amount, $7,211 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $27,129 was paid as sales commissions to unrelated broker-dealers and $10,691 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $24,220 for Class B shares and $505 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04% and 0.05% for Classes A, B, C,

28	Small Cap Equity Fund | Semiannual report

I and R1 shares, respectively, based on each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 for each shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $195 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$327,299	$685,737
Class B	192,770	121,062
Class C	75,708	47,550
Class I	—	1,423
Class R1	5,934	1,231
Total	$601,711	$857,003

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Small Cap Equity Fund	29

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the period ended April 30, 2009, and the year ended October 31, 2008, along with the corresponding dollar value.

	Year ended 4-30-09[1]		Year ended 10-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,787,809	$32,291,931	2,242,608	$42,660,901
Repurchased	(3,915,428)	(45,187,986)	(5,060,663)	(95,516,596)

Net decrease	(1,127,619)	($12,896,055)	(2,818,055)	($52,855,695)

Class B shares

Sold	164,289	$1,787,023	282,742	$4,927,626
Repurchased	(1,016,169)	(10,977,241)	(2,735,539)	(48,004,839)

Net decrease	(851,880)	($9,190,218)	(2,452,797)	($43,077,213)

Class C shares

Sold	101,222	$1,117,922	91,372	$1,574,827
Repurchased	(260,739)	(2,795,277)	(516,263)	(9,084,382)

Net decrease	(159,517)	($1,677,355)	(424,891)	($7,509,555)

Class I shares

Sold	1,655,967	$19,528,276	265,233	$5,448,541
Repurchased	(1,508,988)	(17,751,365)	(1,329,656)	(26,073,064)

Net increase (decrease)	146,979	$1,776,911	(1,064,423)	($20,624,523)

Class R1 shares

Sold	32,982	$384,098	53,455	$1,009,332
Repurchased	(14,154)	(166,566)	(50,403)	(947,377)

Net increase	18,828	$217,532	3,052	$61,955

Net decrease	(1,973,209)	($21,769,185)	(6,757,114)	($124,005,031)

1Semiannual period from 11-1-08 to 4-30-09. Unaudited.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $129,259,159 and $152,010,822, respectively.

30	Small Cap Equity Fund | Semiannual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and Sub-
Advisory Agreement: John Hancock
Small Cap Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Small Cap Equity Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group;

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser;

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund;

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale;

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department;

(vii) the background and experience of senior management and investment professionals; and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Semiannual report | Small Cap Equity Fund	31

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1-, 3- and 5-year periods was lower than the median for the Peer Group and Category and its benchmark index, the Russell 2000 Growth Index. The Board viewed favorably that the Fund’s performance for the 10-year period was higher than the median of the Peer Group and Category and its benchmark index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Net Expense Ratio was equal to the Peer Group median and not appreciably higher than the Category median. The Board also noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

32	Small Cap Equity Fund | Semiannual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments to
Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent

Semiannual report | Small Cap Equity Fund	33

consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

34	Small Cap Equity Fund | Semiannual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Small Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock
Investment Trust II.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts
(all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	46,273,460.8221	49.718%	93.645%
Withhold	3,140,057.9389	3.374%	6.355%

TOTAL	49,413,518.7610	53.092%	100.000%

John G. Vrysen
Affirmative	46,214,815.5680	49.655%	93.527%
Withhold	3,198,703.1930	3.437%	6.473%

TOTAL	49,413,518.7610	53.092%	100.000%

James F. Carlin
Affirmative	46,192,768.9196	49.631%	93.482%
Withhold	3,220,749.8414	3.461%	6.518%

TOTAL	49,413,518.7610	53.092%	100.000%

William H. Cunningham
Affirmative	46,186,894.4972	49.625%	93.470%
Withhold	3,226,624.2638	3.467%	6.530%

TOTAL	49,413,518.7610	53.092%	100.000%

Deborah Jackson
Affirmative	46,276,909.9516	49.722%	93.652%
Withhold	3,136,608.8094	3.370%	6.348%

TOTAL	49,413,518.7610	53.092%	100.000%

Charles L. Ladner
Affirmative	46,230,717.9750	49.672%	93.559%
Withhold	3,182,800.7860	3.420%	6.441%
TOTAL	49,413,518.7610	53.092%	100.000%

Stanley Martin
Affirmative	46,176,890.2932	49.614%	93.450%
Withhold	3,236,628.4678	3.478%	6.550%

TOTAL	49,413,518.7610	53.092%	100.000%

Patti McGill Peterson
Affirmative	46,152,230.2207	49.588%	93.400%
Withhold	3,261,288.5403	3.504%	6.600%

TOTAL	49,413,518.7610	53.092%	100.000%

Semiannual report | Small Cap Equity Fund	35

John A. Moore
Affirmative	46,213,936.7495	49.654%	93.525%
Withhold	3,199,582.0115	3.438%	6.475%

TOTAL	49,413,518.7610	53.092%	100.000%

Steven R. Pruchansky
Affirmative	46,179,768.5417	49.618%	93.456%
Withhold	3,233,750.2193	3.474%	6.544%

TOTAL	49,413,518.7610	53.092%	100.000%

Gregory A. Russo
Affirmative	46,176,483.1736	49.614%	93.449%
Withhold	3,237,035.5874	3.478%	6.551%

TOTAL	49,413,518.7610	53.092%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Small Cap Equity Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock
Investment Trust II and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock
Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	8,865,102.2623	37.120%	69.945%
Against	548,911.4902	2.298%	4.331%
Abstain	519,216.9985	2.174%	4.097%
Broker Non-Votes	2,741,105.0000	11.477%	21.627%

TOTAL	12,674,335.7510	53.069%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions (See Proxy
Statement for Fund(s) voting on this Proposal):

PROPOSALS 3A-3F PASSED ON MAY 5, 2009.

3A. Revise: Concentration

Affirmative	8,836,093.8056	36.998%	69.717%
Against	531,825.5488	2.227%	4.196%
Abstain	565,312.3966	2.367%	4.460%
Broker Non-Votes	2,741,104.0000	11.477%	21.627%

TOTAL	12,674,335.7510	53.069%	100.000%

36	Small Cap Equity Fund | Semiannual report

3B. Revise: Diversification

Affirmative	8,916,402.8692	37.335%	70.350%
Against	484,168.2961	2.027%	3.820%
Abstain	532,664.5857	2.230%	4.203%
Broker Non-Votes	2,741,100.0000	11.477%	21.627%

TOTAL	12,674,335.7510	53.069%	100.000%

3C. Revise: Underwriting

Affirmative	8,794,895.4025	36.826%	69.392%
Against	581,052.1687	2.433%	4.584%
Abstain	557,285.1798	2.333%	4.397%
Broker Non-Votes	2,741,103.0000	11.477%	21.627%

TOTAL	12,674,335.7510	53.069%	100.000%

3D. Revise: Real Estate

Affirmative	8,760,745.5193	36.682%	69.122%
Against	632,076.4863	2.647%	4.987%
Abstain	540,409.7454	2.263%	4.264%
Broker Non-Votes	2,741,104.0000	11.477%	21.627%

TOTAL	12,674,335.7510	53.069%	100.000%

3E. Revise: Loans

Affirmative	8,794,041.0448	36.822%	69.384%
Against	611,107.0377	2.559%	4.822%
Abstain	528,085.6685	2.211%	4.167%
Broker Non-Votes	2,741,102.0000	11.477%	21.627%

TOTAL	12,674,335.7510	53.069%	100.000%

3F. Revise: Senior Securities

Affirmative	8,769,342.8094	36.718%	69.190%
Against	566,445.1381	2.372%	4.469%
Abstain	597,440.8035	2.502%	4.714%
Broker Non-Votes	2,741,107.0000	11.477%	21.627%

TOTAL	12,674,335.7510	53.069%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR CLASSES A AND B BUT DID NOT PASS FOR CLASSES C AND R1
SHARES ON MAY 5, 2009. (There was no Quorum for Class R1)

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	6,717,902.2002	36.248%	69.842%
Against	521,861.4071	2.816%	5.425%
Abstain	501,363.6427	2.705%	5.212%
Broker Non-Votes	1,877,656.0000	10.131%	19.521%

TOTAL	9,618,783.2500	51.900%	100.000%

Semiannual report | Small Cap Equity Fund	37

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,512,374.0161	42.497%	67.712%
Against	105,070.4010	2.952%	4.704%
Abstain	51,724.8679	1.453%	2.316%
Broker Non-Votes	564,360.0000	15.858%	25.268%

TOTAL	2,233,529.2850	62.760%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	399,973.3192	28.795%	52.623%
Against	29,805.5240	2.146%	3.921%
Abstain	31,385.1838	2.260%	4.129%
Broker Non-Votes	298,916.0000	21.521%	39.327%

TOTAL	760,080.0270	54.722%	100.000%

Class R1—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from
“reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	17,198.2070	12.660%	84.649%
Against	186.0000	.137%	.915%
Abstain	2,932.0000	2.158%	14.431%
Broker Non-Votes	1.0000	.001%	.005%

TOTAL	20,317.2070	14.956%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II,
International Classic Value, and Small Cap Funds).

Affirmative	8,709,682.0683	36.469%	68.719%
Against	687,032.6169	2.877%	5.421%
Abstain	536,513.0658	2.246%	4.233%
Broker Non-Votes	2,741,108.0000	11.477%	21.627%

TOTAL	12,674,335.7510	53.069%	100.000%

38	Small Cap Equity Fund | Semiannual report

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust II

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	31,587,155.8019	33.939%	63.924%
Against	2,676,127.7053	2.875%	5.416%
Abstain	2,165,457.2538	2.327%	4.382%
Broker Non-Votes	12,984,778.0000	13.951%	26.278%

TOTAL	49,413,518.7610	53.092%	100.000%

Semiannual report | Small Cap Equity Fund	39

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment Management
Deborah C. Jackson*	(U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

40	Small Cap Equity Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.	370SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

John Hancock
MUTUAL FUNDS

John Hancock
Financial Industries Fund

Semiannual Report
4.30.09

A look at performance

For the period ended April 30, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception

A	3-14-96	–45.93	–8.02	–3.75	—	–17.89	–45.93	–34.17	–31.80	—

B	1-14-97	–46.31	–7.95	–3.79	—	–18.21	–46.31	–33.92	–32.04	—

C	3-1-99	–44.02	–7.70	–3.93	—	–14.69	–44.02	–33.02	–33.02	—

I1	3-1-01	–42.78	–6.61	—	–4.46	–13.31	–42.78	–28.97	—	–31.11

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses are as follows: Class A — 1.39%, Class B — 2.09% and Class C — 2.09%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A —1.51%, Class B — 2.21% and Class C — 2.21%. For Class I, the net expense equals the gross expense and is 0.94%. The Fund’s semiannual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown above for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I share prospectus.

6	Financial Industries Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	4-30-99	$6,796	$6,796	$5,204	$7,779

C2	4-30-99	6,698	6,698	5,204	7,779

I3	3-1-01	6,889	6,889	4,899	8,185

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Financial Index — Index 1 — is an unmanaged index designed to measure the financial sector in the S&P 500.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index of financial sector stocks in the Standard & Poor’s 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I share prospectus.

Semiannual report | Financial Industries Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2008 with the same investment held until April 30, 2009.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$864.10	$6.70

Class B	1,000.00	860.60	9.92

Class C	1,000.00	861.70	9.92

Class I	1,000.00	866.90	4.54

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Financial Industries Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2008, with the same investment held until April 30, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-08	on 4-30-09	period ended 4-30-09[1]

Class A	$1,000.00	$1,017.60	$7.25

Class B	1,000.00	1,014.10	10.74

Class C	1,000.00	1,014.10	10.74

Class I	1,000.00	1,019.90	4.91

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.45%, 2.15%, 2.15% and 0.98% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Financial Industries Fund	9

Portfolio summary

Top 10 holdings[1]

BlackRock, Inc. (Class A)	5.2%	JPMorgan Chase & Company	4.4%

Berkshire Hathaway, Inc. (Class A)	5.1%	Bank of America Corp.	4.1%

ACE, Ltd.	5.0%	T. Rowe Price Group, Inc.	4.1%

Aon Corp.	4.9%	PartnerRe Ltd.	3.9%

Charles Schwab Corp.	4.9%	Goldman Sachs Group, Inc.	3.9%

Industry composition[2,3]

Asset management & custody banks	19%	Reinsurance	6%

Investment banking & brokerage	15%	Life & health insurance	5%

Property & casualty insurance	14%	Diversified banks	4%

Diversified financial services	10%	Other	3%

Regional banks	8%	Short-term investments & other	8%

Insurance brokers	8%

1 As a percentage of net assets on April 30, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2009.

3 Investments concentrated in one industry may fluctuate more widely than investments diversified across industries.

10	Financial Industries Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

Issuer	Shares	Value

Common stocks 89.65%		$242,626,387

(Cost $285,874,052)

Aerospace & Defense 0.18%		489,893

AerCap Holdings NV (I)	104,678	489,893

Asset Management & Custody Banks 19.16%		51,844,009

Ameriprise Financial, Inc.	85,860	2,262,411

Bank of New York Mellon Corp.	364,591	9,289,779

BlackRock, Inc.	96,589	14,152,220

Janus Capital Group, Inc.	384,345	3,854,980

Julius Baer Holding AG	96,987	3,181,628

Northern Trust Corp.	29,149	1,584,540

State Street Corp.	191,350	6,530,775

T. Rowe Price Group, Inc.	285,246	10,987,676

Consumer Finance 1.14%		3,083,042

Discover Financial Services	379,218	3,083,042

Diversified Banks 3.57%		9,656,986

U.S. Bancorp.	229,657	4,184,351

Wells Fargo & Co.	273,495	5,472,635

Diversified Financial Services 8.52%		23,055,202

Bank of America Corp.	1,239,065	11,064,850

JPMorgan Chase & Co.	363,344	11,990,352

Diversified REIT’s 0.58%		1,582,716

Vornado Realty Trust	32,373	1,582,716

Industrial REIT’s 0.78%		2,104,255

ProLogis Co.	230,983	2,104,255

Insurance Brokers 7.67%		20,762,927

AON Corp.	315,764	13,325,241

Willis Group Holdings, Ltd.	270,363	7,437,686

Investment Banking & Brokerage 14.63%		39,588,675

Charles Schwab Corp.	712,212	13,161,678

Goldman Sachs Group, Inc.	82,168	10,558,588

KBW, Inc. (I)(L)	180,822	4,374,084

Lazard, Ltd. (Class A)	355,172	9,696,196

Morgan Stanley	76,063	1,798,129

Life & Health Insurance 4.70%		12,731,417

MetLife, Inc.	232,982	6,931,215

Principal Financial Group, Inc.	156,401	2,555,592

Prudential Financial, Inc.	112,348	3,244,610

See notes to financial statements

Semiannual report | Financial Industries Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Mortgage REIT’s 0.35%			$939,559

Chimera Investment Corp.		266,164	939,559

Multi-Line Insurance 0.73%			1,973,807

HCC Insurance Holdings, Inc.		82,517	1,973,807

Property & Casualty Insurance 13.63%			36,889,969

ACE, Ltd.		292,970	13,570,370

Axis Capital Holdings, Ltd.		237,440	5,850,522

Berkshire Hathaway, Inc. (Class A)(I)		148	13,912,000

Progressive Corp. (I)		232,793	3,557,077

Regional Banks 6.68%			18,080,256

KeyCorp.		243,887	1,499,905

PNC Financial Services Group, Inc.		170,526	6,769,882

Prosperity Bancshares, Inc. (L)		40,835	1,133,988

Signature Bank (I)		291,088	7,914,683

SVB Financial Group (I)		17,954	372,725

Synovus Financial Corp.		120,456	389,073

Reinsurance 5.68%			15,383,979

PartnerRe, Ltd.		155,635	10,612,750

Platinum Underwriters Holdings, Ltd.		157,836	4,540,942

Reinsurance Group of America, Inc.		7,244	230,287

Retail REIT’s 0.27%			718,725

Weingarten Realty Investors		46,250	718,725

Specialized Finance 0.77%			2,098,792

Interactive Brokers Group, Inc. (Class A)(I)		142,291	2,098,792

Thrifts & Mortgage Finance 0.61%			1,642,178

People’s United Financial, Inc.		105,133	1,642,178

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 2.17%			$5,866,247

(Cost $4,890,401)

Diversified Financial Services 1.88%			5,095,277

Bank of America Corp., 8.200% (L)	B	163,143	2,463,459

Bank of America Corp., 8.625%	B	166,006	2,325,744

Citigroup Capital XIV, 6.875%	CC	26,708	306,074

Regional Banks 0.29%			770,970

Fifth Third Capital Trust V, 7.250%	BBB–	18,447	237,966

Fifth Third Capital Trust VI, 7.250%	BBB–	20,825	268,642

Fifth Third Capital Trust VII, 8.875%	BBB–	5,197	78,735

Keycorp Capital VIII, 7.000%	BB+	8,414	105,512

Keycorp Capital X, 8.000%	BB+	5,797	80,115

Convertible preferred stocks 0.77%			$2,085,460

(Cost $1,643,136)

Regional Banks 0.77%			2,085,460

Fifth Third Bancorp, 8.500%	BBB–	14,000	810,460

Huntington Bancshares Inc., 8.500%	Ba2	2,500	1,275,000

See notes to financial statements

12	Financial Industries Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

			Interest
Issuer			rate	Shares	Value

Short-term investments 8.38%					$22,687,114

(Cost $22,687,114)

Cash Equivalents 1.29%					3,492,200

John Hancock Cash Investment Trust (T)(W)			0.7696% (Y)	3,492,200	3,492,200

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. Government Agency 7.09%					19,194,914

Federal Home Loan Bank,
Discount Note	Zero (Y)	05-01-09	AAA	$7,500	7,500,000

U.S. Treasury Bill	Zero (Y)	06-25-09	AAA	11,700	11,694,914

Total investments (Cost $315,094,703)† 100.97%					$273,265,208

Liabilities in excess of other assets (0.97%)					($2,619,868)

Total net assets 100.00%					$270,645,340

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2009.

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $320,464,913. Net unrealized depreciation aggregated $47,199,705, of which $12,626,553 related to appreciated investment securities and $59,826,258 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Financial Industries Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $311,602,503) including
$3,360,888 of securities loaned (Note 2)	269,773,008
Investments in affiliated issuers, at value (Cost $3,492,200) (Note 2)	$3,492,200
Total investments, at value (Cost $315,094,703)	273,265,208
Cash	95,410
Receivable for investments sold	4,255,928
Receivable for fund shares sold	209,303
Dividends and interest receivable	435,850
Receivable for security lending income	14,351
Other receivables and prepaid assets	93,630

Total assets	278,369,680

Liabilities

Payable for investments purchased	3,149,963
Payable for fund shares repurchased	392,224
Payable upon return of securities loaned (Note 2)	3,492,200
Payable to affiliates
Accounting and legal services fees	6,694
Transfer agent fees	248,688
Trustees’ fees	88,984
Management fees	49,550
Other liabilities and accrued expenses	296,037

Total liabilities	7,724,340

Net assets

Capital paid-in	$418,698,328
Undistributed net investment income	531,894
Accumulated net realized loss on investments and foreign currency transactions	(106,755,353)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(41,829,529)

Net assets	$270,645,340

See notes to financial statements

14	Financial Industries Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($238,419,975 ÷ 31,951,037 shares)	$7.46
Class B ($20,058,965 ÷ 2,865,666 shares)[1]	$7.00
Class C ($12,161,712 ÷ 1,737,093 shares)[1]	$7.00
Class I ($4,688 ÷ 615 shares)	$7.63[2]

Maximum public offering price per share

Class A3 (net asset value per share ÷ 95%)	$7.85

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on April 30, 2009.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Financial Industries Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,313,571
Securities lending	40,744
Interest	15,872
Income from affiliated issuers	1,852
Less foreign taxes withheld	(8,331)

Total investment income	3,363,708

Expenses

Investment management fees (Note 5)	1,027,316
Distribution and service fees (Note 5)	495,699
Transfer agent fees (Note 5)	623,940
Printing and postage fees	70,590
Professional fees	18,855
Custodian fees	65,522
Registration and filing fees	20,453
Accounting and legal services fees (Note 5)	18,748
Proxy fees	75,939
Trustees’ fees (Note 5)	20,453
Miscellaneous	10,018

Total expenses	2,447,533
Less expense reductions (Note 5)	(478,708)

Net expenses	1,968,825

Net investment income	1,394,883

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(58,198,805)
Foreign currency transactions	(87,629)
(58,286,434)
Change in unrealized appreciation (depreciation) of
Investments	7,440,904
Translation of assets and liabilities in foreign currencies	13,836
7,454,740
Net realized and unrealized gain (loss)	(50,831,694)

Increase (decrease) in net assets from operations	($49,436,811)

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

16	Financial Industries Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	4-30-09[1]	10-31-08

Increase (decrease) in net assets

From operations
Net investment income	$1,394,883	$4,261,296
Net realized loss	(58,286,434)	(46,418,350)
Change in net unrealized appreciation (depreciation)	7,454,740	(267,889,785)

Decrease in net assets resulting from operations	(49,436,811)	(310,046,839)

Distributions to shareholders
From net investment income
Class A	(4,003,718)	(3,097,268)
Class B	(136,591)	—
Class C	(63,038)	—
Class I	(106)	(111)
From net realized gain
Class A	—	(121,626,792)
Class B	—	(19,539,564)
Class C	—	(3,841,552)
Class I	—	(2,351)

Total distributions	(4,203,453)	(148,107,638)

From Fund share transactions (Note 6)	(15,977,918)	27,710,281

Total decrease	(69,618,182)	(430,444,196)

Net assets

Beginning of period	340,263,522	770,707,718

End of period	$270,645,340	$340,263,522

Undistributed net investment income	$531,894	$3,340,464

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

See notes to financial statements

Semiannual report | Financial Industries Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05	10-31-04

Per share operating performance

Net asset value, beginning of period	$8.78	$20.21	$21.38	$19.50	$17.76	$16.78
Net investment income[2]	0.04	0.11	0.13	0.13[3]	0.09	0.12
Net realized and unrealized gain (loss)
on investments	(1.24)	(7.62)	1.41	3.18	2.10	0.86
Total from investment operations	(1.20)	(7.51)	1.54	3.31	2.19	0.98
Less distributions
From net investment income	(0.12)	(0.09)	(0.14)	(0.06)	(0.12)	—
From net realized gain	—	(3.83)	(2.57)	(1.37)	(0.33)	—
Total distributions	(0.12)	(3.92)	(2.71)	(1.43)	(0.45)	—
Net asset value, end of period	$7.46	$8.78	$20.21	$21.38	$19.50	$17.76
Total return (%)[4,5]	(13.59)[6]	(45.40)	7.84	17.86	12.57	5.84

Ratios and supplemental data

Net assets, end of period (in millions)	$238	$296	$648	$703	$481	$304
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.82[7]	1.51	1.40	1.46	1.48	1.48
Expenses net of all fee waivers	1.45[7]	1.39	1.35	1.40	1.44	1.45
Expenses net of all fee waivers
and credits	1.45[7]	1.38	1.35	1.40	1.44	1.45
Net investment income	1.17[7]	0.88	0.63	0.64[3]	0.50	0.68
Portfolio turnover (%)	26	52	72	25	14	29

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.04 per share and 0.22% of average net assets.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

18	Financial Industries Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05	10-31-04

Per share operating performance

Net asset value, beginning of period	$8.18	$19.11	$20.34	$13.67	$17.03	$16.20
Net investment income (loss)[2]	0.02	0.02	(0.01)	0.02[3]	(0.03)	—[4]
Net realized and unrealized gain (loss)
on investments	(1.16)	(7.12)	1.35	3.02	2.00	0.83
Total from investment operations	(1.14)	(7.10)	1.34	3.04	1.97	0.83
Less distributions
From net investment income	(0.04)	—	—	—	—	—
From net realized gain	—	(3.83)	(2.57)	(1.37)	(0.33)	—
Total distributions	(0.04)	(3.83)	(2.57)	(1.37)	(0.33)	—
Net asset value, end of period	$7.00	$8.18	$19.11	$20.34	$18.67	$17.03
Total return (%)[5,6]	(13.94)[7]	(45.76)	7.12	17.10	11.75	5.12

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$30	$103	$162	$418	$757
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.51[8]	2.21	2.10	2.16	2.18	2.18
Expenses net of all fee waivers	2.15[8]	2.09	2.05	2.10	2.14	2.15
Expenses net of all fee waivers
and credits	2.15[8]	2.08	2.05	2.10	2.14	2.15
Net investment income (loss)	0.49[8]	0.19	(0.05)	0.12[3]	(0.16)	(0.02)
Portfolio turnover (%)	26	52	72	25	14	29

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.05 per share and 0.24% of average net assets.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

Semiannual report | Financial Industries Fund	19

F I N A N C I A L   S T A T E M E N T S

CLASS C SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05	10-31-04

Per share operating performance

Net asset value, beginning of period	$8.17	$19.09	$20.33	$18.67	$17.03	$16.19
Net investment income (loss)[2]	0.02	0.02	(0.01)	—[3,4]	(0.03)	—[3]
Net realized and unrealized gain (loss)
on investments	(1.15)	(7.11)	1.34	3.03	2.00	0.84
Total from investment operations	(1.13)	(7.09)	1.33	3.03	1.97	0.84
Less distributions
From net investment income	(0.04)	—	—	—	—	—
From net realized gain	—	(3.83)	(2.57)	(1.37)	(0.33)	—
Total distributions	(0.04)	(3.83)	(2.57)	(1.37)	(0.33)	—
Net asset value, end of period	$7.00	$8.17	$19.09	$20.33	$18.67	$17.03
Total return (%)[5,6]	(13.83)[7]	(45.76)	7.07	17.04	11.75	5.19

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$14	$19	$23	$24	$29
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.52[8]	2.21	2.10	2.16	2.18	2.18
Expenses net of all fee waivers	2.15[8]	2.09	2.05	2.10	2.14	2.15
Expenses net of all fee waivers
and credits	2.15[8]	2.08	2.05	2.10	2.14	2.15
Net investment income (loss)	0.47[8]	0.17	(0.07)	(0.01)[4]	(0.18)	(0.02)
Portfolio turnover (%)	26	52	72	25	14	29

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Net investment income per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.04 per share and 0.23% of average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

CLASS I SHARES Period ended	4-30-09[1]	10-31-08	10-31-07	10-31-06	10-31-05	10-31-04

Per share operating performance

Net asset value, beginning of period	$9.01	$20.65	$21.80	$19.85	$18.07	$16.98
Net investment income[2]	0.06	0.18	0.22	0.24[3]	0.20	0.22
Net realized and unrealized gain (loss)
on investments	(1.27)	(7.81)	1.44	3.24	2.13	0.87
Total from investment operations	(1.21)	(7.63)	1.66	3.48	2.33	1.09
Less distributions
From net investment income	(0.17)	(0.18)	(0.24)	(0.16)	(0.22)	—
From net realized gain	—	(3.83)	(2.57)	(1.37)	(0.33)	—
Total distributions	(0.17)	(4.01)	(2.81)	(1.53)	(0.55)	—
Net asset value, end of period	$7.63	$9.01	$20.65	$21.80	$19.85	$18.07
Total return (%)[4]	(13.31)[5]	(45.18)[6]	8.31	18.49	13.17	6.42

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.07[8]	0.94	0.91	0.90	0.91	0.91
Expenses net of all fee waivers	0.98[8]	0.94	0.91	0.90	0.91	0.91
Expenses net of all fee waivers
and credits	0.98[8]	0.93	0.91	0.90	0.91	0.91
Net investment income	1.63[8]	1.33	1.07	1.17[3]	1.04	1.21
Portfolio turnover (%)	26	52	72	25	14	29

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 Based on the average of the shares outstanding.

3 Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.05 per share and 0.23% of average net assets.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the period shown.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

20	Financial Industries Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Financial Industries Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

John Hancock Advisers, LLC (the Adviser) and its affiliates owned 615 shares of beneficial interest of Class I on April 30, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or offi-cial closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliated of the Adviser are valued at their net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied

Semiannual report | Financial Industries Fund	21

procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavail able, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$250,888,666	$—

Level 2 — Other Significant Observable Inputs	22,376,542	—

Level 3 — Significant Unobservable Inputs	—	—

Total	$273,265,208	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, options prices and swap prices.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income.The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the

22	Financial Industries Fund | Semiannual report

issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. Effective June 1, 2009, JHCIT merged into the John Hancock Collateral Investment Trust (the Collateral Trust), an affiliated registered investment company. For any shares held by the Fund in JHCIT (at the time of the merger), the Fund received shares in the Collateral Trust equivalent to the market value of the Fund’s investment in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended April 30, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Semiannual report | Financial Industries Fund	23

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $43,097,304 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforward expires as follows: October 31, 2016 — $43,097,304.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $26,756,420 and long-term capital gain $121,351,218. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Risk and uncertainties Sector risk — financial services

The Fund may focus its investments in a particular industry, sector of the economy or invest in a limited number of companies. The focus is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, this may make the Fund’s value more volatile and investment values may rise and fall more rapidly than a fund that is less focused.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial

24	Financial Industries Fund | Semiannual report

reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net asset.

The Adviser has voluntarily agreed to limit the Fund’s total expenses on Class A, B, C and I shares to 1.39%, 2.09%, 2.09% and 0.94%, respectively, of each class’ average daily net asset value. Accordingly, the expense reductions related to this total expense limitation amounted to $111,593. The Adviser terminated these limitations on February 28, 2009.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expense are allocated based on the relative share of net assets of each class at the time the expense was incurred.

Semiannual report | Financial Industries Fund	25

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of less than 0.01% of the Fund’s average daily net assets.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2009, JH Funds received net up-front sales charges of $73,703 with regard to sales of Class A shares. Of this amount, $11,085 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $55,703 was paid as sales commissions to unrelated broker-dealers and $6,915 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2009, CDSCs received by JH Funds amounted to $15,794 for Class B shares and $2,867 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C, and I shares, respectively, of each class’s average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 for each shareholder account.

• In addition, Signature Servicesisreimbursed for certain out-of-pocket expenses.

Signature Services agreed to contractually limit the transfer agent expenses to 0.20% for Class A, B and C until February 28, 2009. Waivers and reimbursements under this plan were $321,850, $30,121 and $14,792 for Classes A, B and C, respectively, for the period ended April 30, 2009. Effective March 1, 2009, this agreement has been terminated.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $172 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$337,896	$547,260
Class B	105,409	51,225
Class C	52,394	25,455

Total	$495,699	$623,940

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related

26	Financial Industries Fund | Semiannual report

other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended April 30, 2009, and the year ended October 31, 2008, along with the corresonding dollar value.

	Period ended 4-30-09[1]		Year ended 10-31-08

	Shares	Amount	Shares	Amount

Class A shares

Sold	1,749,231	$12,183,758	4,714,738	$63,369,585
Distributions reinvested	448,015	3,194,346	7,432,383	113,566,810
Repurchased	(3,985,623)	(26,588,980)	(10,492,499)	(139,144,692)
Net increase (decrease)	(1,788,377)	($11,210,876)	1,654,622	$37,791,703

Class B shares

Sold	212,717	$1,373,564	515,597	$6,278,657
Distributions reinvested	17,473	117,243	1,290,452	18,479,270
Repurchased	(1,049,504)	(6,626,163)	(3,498,514)	(43,574,514)
Net decrease	(819,314)	($5,135,356)	(1,692,465)	($18,816,587)

Class C shares

Sold	280,262	$1,866,508	935,706	$11,342,240
Distributions reinvested	7,249	48,640	245,570	3,514,105
Repurchased	(242,711)	(1,546,834)	(509,725)	(6,121,180)
Net increase	44,800	$368,314	671,551	$8,735,165

Net increase (decrease)	(2,562,891)	($15,977,918)	633,709	$27,710,281

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $64,444,774 and $92,156,755, respectively.

Semiannual report | Financial Industries Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Financial Industries Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not interested persons of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Financial Industries Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/ Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance

28	Financial Industries Fund | Semiannual report

and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark indices. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 10-year period was lower than the performance of the Peer Group and Category medians, and its benchmark indices, the Standard & Poor’s 500-Financials Index and Standard & Poor’s 500 Index. The Board noted that the Fund’s performance for the 3-, 5- and 10-year periods was lower than the Standard & Poor’s 500 Index, as was the Category and Peer Group medians. The Board viewed favorably that the Fund’s performance for the 1-, 3- and 5-year periods was higher than the median performance of the Peer Group and Category, and the Standard & Poor’s 500-Financials Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and lower than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were equal to the median rate of the Peer Group and not appreciably higher than the median rate of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

Semiannual report | Financial Industries Fund	29

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

30	Financial Industries Fund | Semiannual report

Board Consideration of Amendments to Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8-9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8-9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8-9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

Semiannual report | Financial Industries Fund	31

Special Shareholder Meeting (unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Financial Industries Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposal listed below:

Proposal 1: To elect eleven Trustees as members of the Board of Trustees of John Hancock Investment Trust II.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	46,273,460.8221	49.718%	93.645%
Withhold	3,140,057.9389	3.374%	6.355%

TOTAL	49,413,518.7610	53.092%	100.000%

John G. Vrysen
Affirmative	46,214,815.5680	49.655%	93.527%
Withhold	3,198,703.1930	3.437%	6.473%

TOTAL	49,413,518.7610	53.092%	100.000%

James F. Carlin
Affirmative	46,192,768.9196	49.631%	93.482%
Withhold	3,220,749.8414	3.461%	6.518%

TOTAL	49,413,518.7610	53.092%	100.000%

William H. Cunningham
Affirmative	46,186,894.4972	49.625%	93.470%
Withhold	3,226,624.2638	3.467%	6.530%

TOTAL	49,413,518.7610	53.092%	100.000%

Deborah Jackson
Affirmative	46,276,909.9516	49.722%	93.652%
Withhold	3,136,608.8094	3.370%	6.348%

TOTAL	49,413,518.7610	53.092%	100.000%

Charles L. Ladner
Affirmative	46,230,717.9750	49.672%	93.559%
Withhold	3,182,800.7860	3.420%	6.441%

TOTAL	49,413,518.7610	53.092%	100.000%

Stanley Martin
Affirmative	46,176,890.2932	49.614%	93.450%
Withhold	3,236,628.4678	3.478%	6.550%

TOTAL	49,413,518.7610	53.092%	100.000%

Patti McGill Peterson
Affirmative	46,152,230.2207	49.588%	93.400%
Withhold	3,261,288.5403	3.504%	6.600%

TOTAL	49,413,518.7610	53.092%	100.000%

32	Financial Industries Fund | Semiannual report

John A. Moore
Affirmative	46,213,936.7495	49.654%	93.525%
Withhold	3,199,582.0115	3.438%	6.475%

TOTAL	49,413,518.7610	53.092%	100.000%

Steven R. Pruchansky
Affirmative	46,179,768.5417	49.618%	93.456%
Withhold	3,233,750.2193	3.474%	6.544%

TOTAL	49,413,518.7610	53.092%	100.000%

Gregory A. Russo
Affirmative	46,176,483.1736	49.614%	93.449%
Withhold	3,237,035.5874	3.478%	6.551%

TOTAL	49,413,518.7610	53.092%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Investment Trust II and its series, John Hancock Financial Industries Fund, held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Investment Trust II and John Hancock Advisers, LLC. (all Funds)

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	14,734,411.9190	38.673%	67.570%
Against	895,279.4614	2.350%	4.106%
Abstain	916,934.8516	2.407%	4.205%
Broker Non-Votes	5,259,516.0000	13.805%	24.119%

TOTAL	21,806,142.2320	57.235%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

PROPOSALS 3A-3F DID NOT PASS ON MAY 5, 2009

3A. Revise: Concentration
		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	14,469,027.7492	37.977%	66.353%
Against	1,025,221.0561	2.691%	4.702%
Abstain	1,052,376.4267	2.762%	4.826%
Broker Non-Votes	5,259,517.0000	13.805%	24.119%

TOTAL	21,806,142.2320	57.235%	100.000%

3B. Revise: Diversification

Affirmative	14,581,688.0352	38.273%	66.870%
Against	939,875.9346	2.467%	4.310%
Abstain	1,025,061.2622	2.690%	4.701%
Broker Non-Votes	5,259,517.0000	13.805%	24.119%

TOTAL	21,806,142.2320	57.235%	100.000%

Semiannual report | Financial Industries Fund	33

3C. Revise: Underwriting

Affirmative	14,476,362.5048	37.996%	66.387%
Against	1,015,412.5721	2.665%	4.657%
Abstain	1,054,849.1551	2.769%	4.837%
Broker Non-Votes	5,259,518.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

3D. Revise: Real Estate

Affirmative	14,353,667.7122	37.675%	65.824%
Against	1,115,337.7425	2.927%	5.115%
Abstain	1,077,619.7773	2.828%	4.942%
Broker Non-Votes	5,259,517.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

3E. Revise: Loans

Affirmative	14,338,085.5862	37.633%	65.752%
Against	1,146,463.2141	3.009%	5.258%
Abstain	1,062,077.4317	2.788%	4.871%
Broker Non-Votes	5,259,516.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

3F. Revise: Senior Securities

Affirmative	14,426,519.0075	37.865%	66.159%
Against	1,022,542.7195	2.684%	4.689%
Abstain	1,097,564.5050	2.881%	5.033%
Broker Non-Votes	5,259,516.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR CLASS B, AND DID NOT PASS FOR CLASS A AND C. (There was no Quorum for Classes C)

Class A—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	12,258,176.6141	36.871%	64.453%
Against	1,174,167.4679	3.532%	6.174%
Abstain	933,476.0080	2.808%	4.908%
Broker Non-Votes	4,652,999.0000	13.996%	24.465%
TOTAL	19,018,819.0900	57.207%	100.000%

Class B—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

Affirmative	1,435,840.4810	44.316%	71.669%
Against	105,221.0909	3.248%	5.252%
Abstain	107,382.4571	3.314%	5.360%
Broker Non-Votes	354,984.0000	10.956%	17.719%
TOTAL	2,003,428.0290	61.834%	100.000%

Class C—

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Classes I and NAV).

Affirmative	482,900.2840	29.938%	61.650%
Against	22,516.0620	1.396%	2.875%
Abstain	26,333.1390	1.633%	3.362%
Broker Non-Votes	251,531.0000	15.594%	32.113%
TOTAL	783,280.4850	48.561%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure (All Funds except Classic Value II, International Classic Value, and Small Cap Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	14,236,883.7857	37.368%	65.289%
Against	1,259,969.4804	3.307%	5.778%
Abstain	1,049,769.9659	2.755%	4.814%
Broker Non-Votes	5,259,519.0000	13.805%	24.119%
TOTAL	21,806,142.2320	57.235%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Investment Trust II

PROPOSAL 6 DID NOT PASS ON MAY 5, 2009

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	31,587,155.8019	33.939%	63.924%
Against	2,676,127.7053	2.875%	5.416%
Abstain	2,165,457.2538	2.327%	4.382%
Broker Non-Votes	12,984,778.0000	13.951%	26.278%
TOTAL	49,413,518.7610	53.092%	100.000%

Semiannual report | Financial Industries Fund	35

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

36	Financial Industries Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Financial Industries Fund.	700SA 4/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 18, 2009